Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model and Monte Carlo Simulation Model (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility			82.00%
Expected term			6 years	6 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate			1.64%
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	85.00%	82.00%		86.00%
Expected term	6 years	6 years
Risk-free interest rate	1.14%	1.14%		1.57%
Stock price	$ 0.30	$ 0.30	$ 0.36	$ 0.85
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	156.00%	156.00%		92.00%
Expected term	10 years	10 years
Risk-free interest rate	1.58%	1.58%		1.63%
Stock price	$ 0.37	$ 0.37	$ 0.37	$ 2.90